Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit at Bermuda statutory rate				$ 0	$ 0
Foreign rate differential	[1]			(150,778,000)	(74,922,000)
Permanent disallowed IPR&D				111,432,000
Nondeductible changes in the fair value of investments and loss from equity method investment				(22,472,000)	20,840,000
Nontaxable (loss) gain on deconsolidation of business				(16,438,000)	29,041,000
Permanent adjustments				2,923,000	(20,395,000)
R&D tax credits				(10,555,000)	(5,990,000)
Rate changes				2,443,000	(29,238,000)
Valuation allowance				85,046,000	87,677,000
Other				85,000	111,000
Income tax provision				$ 1,686,000	$ 7,124,000
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign rate differential(1)	[1]			16.78%	13.36%
Permanent disallowed IPR&D				(12.40%)
Nondeductible changes in the fair value of investments and loss from equity method investment				2.50%	(3.72%)
Nontaxable (loss) gain on deconsolidation of business				1.83%	(5.18%)
Permanent adjustments				(0.33%)	3.64%
R&D tax credits				1.17%	1.07%
Rate changes				(0.27%)	5.21%
Change in Valuation Allowance				(9.46%)	(15.63%)
Other				(0.01%)	(0.02%)
Total income tax expense				(0.19%)	(1.27%)
Montes Archimedes Acquisition Corp.
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax provision		$ 19,504	$ 16,709
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax benefit at Bermuda statutory rate			21.00%
Change in fair value of derivative warrant liabilities			(7.00%)
Financing Cost			(13.30%)
Change in Valuation Allowance			(0.90%)
Total income tax expense			(0.20%)

[1]	Primarily related to operations in Switzerland, the United Kingdom, and other jurisdictions with statutory tax rates different than the Bermuda rate.